Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Schedule Of Accrued Expenses

	December 31,
	2012	2011
Accrued Legal	$90,000	$52,000
Accrued Directors' Compensation	77,000	30,000
Accrued Management Bonus	-	79,000
Accrued Accounting	-	15,000
Accrued Travel	84,000	-
Accrued Other	70,000	19,000
Accrued Expenses	$321,000	$195,000